Note 34 - Related Parties - Key Management Personnel and Entities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Key management salaries and bonuses		$ 2,362	$ 2,476	$ 2,041
Cash-settled share-based expense*	[1]	723	261	1,164
		$ 3,085	$ 2,737	$ 3,205

[1]	Amount inclusive of $107 (2018: $43) classified as production costs.